UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21769
                                                    ----------------------------

                         RESTORATION OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                         Restoration Opportunities Fund
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (972) 628-4100
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND


 PRINCIPAL AMOUNT ($)                               VALUE ($)
 ---------------------                            ------------
 SENIOR LOAN NOTES (A) - 13.2%

 CABLE - US CABLE - 2.7%
 1,524,973     Knology, Inc.
                 Second Lien Term Loan,
                 15.49%, 06/29/11                     1,799,468
                                                ---------------
 FOOD AND DRUG - 0.9%
 1,525,000     Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 13.75%, 04/04/10                       587,125
                                                ---------------
 GAMING/LEISURE - GAMING - 2.2%
 1,409,083     Resorts International
                 Holdings Ltd.
                 Second Lien Term Loan,
                 16.32%, 04/26/13                     1,468,969
                                                ---------------
 HOUSING - BUILDING MATARIALS - 6.9%
 4,647,595     Trussway Industries, Inc.
                 Term Loan, 11.49%,
                 05/31/09 (b) (c)                     4,647,595
                                                ---------------
 TRANSPORTATION - AUTO - 0.5%
               Penda Corp.
                 Revolver, 8.17%, 05/03/10
   131,341       (b)(d)                                 131,341
   457,405       Term Loan, 9.93%, 05/03/10 (b)         201,258
                                                ---------------
                                                        332,599
                                                ---------------

               TOTAL SENIOR LOAN NOTES
                 (COST $9,373,400)                    8,835,756
                                                ---------------
CORPORATE NOTES AND BONDS - 43.7%

BROADCASTING - 1.4%
 1,000,000     Young Broadcasting, Inc.
                 10.00%, 03/01/11                       938,750
                                                ---------------
 CABLE - US CABLE - 2.7%
 2,000,000     CCH I LLC
                 Senior Secured Notes,
                 11.00%, 10/01/15                     1,830,000
                                                ---------------
 CONSUMER NON-DURABLES - OTHER NON-DURABLES - 0.7%
   500,000     Remington Arms Co., Inc.
                 10.50%, 02/01/11                       462,500
                                                ---------------
 FINANCIAL - 1.5%
 3,570,000     FINOVA Group, Inc. (The)
                 Senior Secured Notes,
                 7.50%, 11/15/09                      1,017,450
                                                ---------------
 FOOD AND DRUG - 1.6%
   992,766     Cinacalcet Royalty Sub LLC
                 Senior Secured Notes,
                 8.00%, 03/30/17                      1,092,042
                                                ---------------

 PRINCIPAL AMOUNT ($)                              VALUE ($)
 ---------------------                           ------------
 CORPORATE NOTES AND BONDS (CONTINUED)

 FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.1%
 1,000,000     Swift & Co.
                 Senior Notes,
                 8.00%, 03/19/10 PIK                    740,000
                                                ---------------
 HEALTHCARE - ACUTE CARE - 2.4%
               HCA, Inc.
   500,000       Debentures, 7.50%, 11/15/95            359,132
                 Senior Unsecured Notes,
 1,500,000       6.50%, 02/15/16 (g)                  1,207,500
                                                ---------------
                                                      1,566,632
                                                ---------------
 HEALTHCARE - MEDICAL PRODUCTS - 3.2%
 3,125,000     Rotech Healthcare, Inc.
                 9.50%, 04/01/12 (g)                  2,156,250
                                                ---------------
 HOUSING - BUILDING MATARIALS - 0.2%
   250,000     Owens Corning
                 08/01/18 (f) (g)                       129,375
                                                ---------------
 METALS/MINERALS - OTHER METALS/MINERALS - 0.9%
   650,000     Doe Run Resources Corp.
                 11.75%, 11/01/08 (h)                   620,750
                                                ---------------
 RETAIL - 2.9%
 2,000,000     Blockbuster, Inc.
                 Senior Subordinated Notes,
                 9.00%, 09/01/12 (g)                  1,845,000
   125,000     Movie Gallery Inc.
                 Senior Unsecured Notes,
                 11.00%, 05/01/12 (g)                    80,625
                                                ---------------
                                                      1,925,625
                                                ---------------
 SERVICE - ENVIRONMENTAL SERVICES - 1.5%
 1,000,000     HydroChem Industrial
                 Services, Inc.
                 9.25%, 02/15/13 (e)                    995,000
                                                ---------------
 TELECOMMUNICATIONS/CELLULAR - 16.4%
 1,250,000     Grande Communications
                 Holdings, Inc.
                 14.00%, 04/01/11                     1,371,875
               SunCom Wireless Holdings, Inc.
 1,000,000       8.50%, 06/01/13 (g)                    932,500
11,500,000       8.75%, 11/15/11 (g)                  8,653,750
                                                ---------------
                                                     10,958,125
                                                ---------------
 TRANSPORTATION - AUTO - 0.4%
   500,000     Federal-Mogul Corp.
                 07/01/10 (f)                           290,000
                                                ---------------
 UTILITIES - 2.8%
 5,000,000     Enron Corp.
                 Senior Unsecured Notes,
                 11/15/05 (f) (i)                     1,850,000
                                                ---------------

SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND


 PRINCIPAL AMOUNT ($)                               VALUE ($)
 ---------------------                            ------------

 WIRELESS COMMUNICATIONS - 4.0%
 2,500,000     Clearwire Corp.
                 Senior Unsecured Notes,
                 11.00%, 08/15/10                     2,638,300
                                                ---------------

               TOTAL CORPORATE NOTES AND
                 BONDS
                 (COST $29,193,863)                  29,210,799
                                                ---------------

     SHARES
     ---------

 COMMON STOCKS - 32.2%

 BROADCASTING - 1.5%
   153,279     GrayTelevision, Inc.                     982,518
                                                ---------------
 ENERGY - EXPLORATION & PRODUCTION - 2.8%
    14,950     EXCO Resources, Inc. (j)                 185,530
   108,000     Key Energy Services, Inc. (j)          1,468,800
     6,304     Trico Marine Services, Inc. (j)          212,760
                                                ---------------
                                                      1,867,090
                                                ---------------
 HOUSING - BUILDING MATERIALS - 10.3%
    70,329     Trussway Industries, Inc. (b)
                 (c) (j)                              6,876,066
                                                ---------------
 RETAIL - 0.9%
12,265,769     Home Interiors & Gifts, Inc.
                 (b) (j)                                613,289
                                                ---------------
 SERVICE - ENVIRONMENTAL SERVICES - 11.9%
   449,903     Safety-Kleen Systems, Inc. (j)         7,985,778
                                                ---------------
 UTILITIES - 4.8%
   112,390     Mirant Corp. (j)                       3,069,358
     4,465     Portland General Electric Co.            108,994
                                                ---------------
                                                      3,178,352
                                                ---------------

               TOTAL COMMON STOCKS
                 (COST $14,516,596)                  21,503,093
                                                ---------------

      UNITS
    ---------

 WARRANTS - 0.5%

 CABLE - US CABLE - 0.0%
     1,250     Grande Communications Holdings,
               Inc., expires 04/01/11 (j)                    13
                                                ---------------
 WIRELESS COMMUNICATIONS - 0.5%
   200,000     Clearwire Corp., expires
               08/15/10 (j)                             299,200
                                                ---------------

               TOTAL WARRANTS
                 (COST $374,013)                        299,213
                                                ---------------

     SHARES                                         VALUE ($)
   ---------                                      ------------
 CLAIMS - 0.0%

 UTILITIES - 0.0%
 2,400,000     Mirant Corp. (j) (k)                      30,000
                                                ---------------

               TOTAL CLAIMS
                 (COST $0)                               30,000
                                                ---------------

 TOTAL INVESTMENTS - 89.6%                           59,878,861
                                                ---------------
     (cost of $53,457,872) (l)

 PREFERRED SHARES AT LIQUIDATION VALUE - (0.6)%        (411,000)
                                                ---------------

 OTHER ASSETS & LIABILITIES, NET - 11.0%              7,376,835
                                                ---------------

 NET ASSETS APPLICABLE TO COMMON
 SHAREHOLDERS - 100.0%                               66,844,696
                                                ===============
  ---------------------
 (a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
 (b) Represents fair value as determined in good faith under the direction of the Board of Trustees.
 (c) Affilited issuer and represents an illiquid security. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At September 30, 2006, the Fund owned 70,329 common shares of Trussway Industries, Inc. purchased at a cost of $1,643,211 and having a market value of $6,876,066. In addition, the Fund owned $4,647,595 of principal of Trussway Industries, Inc., purchased at a cost of $$4,647,595 and having a market value of $4,659,551.
 (d) Additional unfunded commitment. As of September 30, 2006, the Fund had an unfunded loan commitment of $11,517, which could be extended at the option of the Borrower, pursuant to the following loan agreement:

                 UNFUNDED LOAN
BORROWER          COMMITMENT
--------          ----------
Penda Corp.        $ 11,517

 (e) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2006, these securities amounted to $995,000 or 1.5% of net assets. These securities have been determined by the investment adviser to be liquid securities.

SEPTEMBER 30, 2006                                RESTORATION OPPORTUNITIES FUND

 (f) The issuer is in default of certain debt covenants. Income is not being accrued.
 (g) Securities (or a portion of securites) on loan as of September 30, 2006. The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of September 30, 2006, the market value of securities loaned by the Fund was $15,367,922. The loans were secured with cash collateral of $15,864,670.
 (h) Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2006, the value of these restricted securities amounted to $620,750 or 0.9% of net assets. Additional information of each restricted holding is as follows:

              Acquition            Acquition
              Security                Date           Cost
      ---------------------------------------------------------
      Doe Run Resources Corp.      08/16/06        $617,500

 (i)  This issue is under the protection of the Federal bankruptcy court.
 (j)  Non-income producing security.
 (k) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.
 (l)  Cost for Federal income tax purposes is $53,457,872.

 PIK  Payment in Kind


Gross unrealized appreciation           $  12,024,061
Gross unrealized depreciation              (5,603,072)
                                         -------------
Net unrealized appreciation             $   6,420,989
                                         =============

SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RESTORATION OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.